PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Schedule of changes in projected pension benefit obligations and plan assets (Details) - IDR (Rp) Rp in Millions		12 Months Ended
	Apr. 23, 2021	Dec. 31, 2025	Dec. 31, 2024
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		Rp 10,043,000	Rp 9,862,000
Service costs		509,000	625,000
Transferred employees costs			(1,000)
Past service costs		294,000
Interest costs (income)		(688,000)	645,000
Plan administration cost		174,000	183,000
Additional welfare benefits			34,000
Cost recognized in the consolidated statement of profit or loss		1,665,000	1,486,000
Actuarial (gain) loss on:
Experience adjustments		(270,000)	(665,000)
Changes in demographic assumptions		(1,000)	(1,000)
Changes in financial assumptions		1,792,000	(1,668,000)
Return on plan assets (excluding amount included in net interest expense)		(1,186,000)	1,640,000
Cost recognized in OCI		335,000	(694,000)
Employer's contributions		(632,000)	(576,000)
Benefits paid from plan assets			(1,000)
Benefits paid by employer			(34,000)
Pension benefit obligations at end of year		11,411,000	10,043,000
Projected pension benefit obligation at end of year		11,411,000	10,043,000
Telkomsel
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		18,000
Actuarial (gain) loss on:
Employer's contributions	Rp (857,000)
Pension plan participants' contributions	Rp 73,000
Pension benefit obligations at end of year		27,000	18,000
Benefit plan obligations | Defined pension benefit plan | Telkomsel | Funded
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		6,089,000	5,796,000
Service costs		332,000	346,000
Transferred employees costs			2,000
Past service costs		294,000
Interest costs (income)		(406,000)	381,000
Cost recognized in the consolidated statement of profit or loss		1,032,000	729,000
Actuarial (gain) loss on:
Experience adjustments		(187,000)	(121,000)
Changes in financial assumptions		261,000	(314,000)
Cost recognized in OCI		74,000	(435,000)
Pension plan participants' contributions		1,000	1,000
Benefits paid from plan assets			(2,000)
Benefits paid by employer		(288,000)
Past benefits paid by employer		(221,000)
Pension benefit obligations at end of year		6,687,000	6,089,000
Projected pension benefit obligation at end of year		5,978,000	4,950,000
Benefit plan obligations | Defined pension benefit plan | The Company | Funded
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		22,377,000	23,718,000
Service costs		177,000	279,000
Transferred employees costs			(2,000)
Interest costs (income)		(1,500,000)	1,533,000
Plan administration cost		(110,000)	(115,000)
Additional welfare benefits			34,000
Cost recognized in the consolidated statement of profit or loss		1,567,000	1,729,000
Actuarial (gain) loss on:
Experience adjustments		(17,000)	(609,000)
Changes in demographic assumptions		(1,000)	(1,000)
Changes in financial assumptions		1,053,000	(491,000)
Cost recognized in OCI		1,035,000	(1,101,000)
Pension plan participants' contributions		10,000	13,000
Benefits paid from plan assets		(1,843,000)	(1,948,000)
Benefits paid by employer		(17,000)	(34,000)
Pension benefit obligations at end of year		23,129,000	22,377,000
Projected pension benefit obligation at end of year		3,725,000	3,543,000
Benefit plan obligations | Post-employment health care benefit cost | The Company
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		14,152,000	14,624,000
Interest costs (income)		(970,000)	966,000
Cost recognized in the consolidated statement of profit or loss		970,000	966,000
Actuarial (gain) loss on:
Experience adjustments		(66,000)	65,000
Changes in demographic assumptions		0	0
Changes in financial assumptions		478,000	(863,000)
Cost recognized in OCI		412,000	(798,000)
Benefits paid from plan assets		(584,000)	(640,000)
Pension benefit obligations at end of year		14,950,000	14,152,000
Projected pension benefit obligation at end of year		1,708,000	1,550,000
Benefit plan assets | Defined pension benefit plan | Telkomsel | Funded
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		(1,139,000)	(1,070,000)
Transferred employees costs			(2,000)
Interest costs (income)		55,000	(65,000)
Plan administration cost		1,000	1,000
Cost recognized in the consolidated statement of profit or loss		(54,000)	(66,000)
Actuarial (gain) loss on:
Return on plan assets (excluding amount included in net interest expense)		3,000	15,000
Cost recognized in OCI		3,000	15,000
Employer's contributions		(27,000)	(18,000)
Pension plan participants' contributions		(1,000)	(1,000)
Benefits paid from plan assets			1,000
Benefits paid by employer		288,000
Past benefits paid by employer		221,000
Pension benefit obligations at end of year		(709,000)	(1,139,000)
Benefit plan assets | Defined pension benefit plan | The Company | Funded
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		(18,834,000)	(20,052,000)
Transferred employees costs			1,000
Interest costs (income)		1,271,000	(1,304,000)
Plan administration cost		110,000	115,000
Cost recognized in the consolidated statement of profit or loss		(1,161,000)	(1,188,000)
Actuarial (gain) loss on:
Return on plan assets (excluding amount included in net interest expense)		(654,000)	1,029,000
Cost recognized in OCI		(654,000)	1,029,000
Employer's contributions		(605,000)	(558,000)
Pension plan participants' contributions		(10,000)	(13,000)
Benefits paid from plan assets		1,843,000	1,948,000
Benefits paid by employer		17,000
Pension benefit obligations at end of year		(19,404,000)	(18,834,000)
Benefit plan assets | Post-employment health care benefit cost | The Company
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year		(12,602,000)	(13,154,000)
Interest costs (income)		862,000	(866,000)
Plan administration cost		173,000	182,000
Cost recognized in the consolidated statement of profit or loss		(689,000)	(684,000)
Actuarial (gain) loss on:
Return on plan assets (excluding amount included in net interest expense)		(535,000)	596,000
Cost recognized in OCI		(535,000)	596,000
Benefits paid from plan assets		584,000	640,000
Pension benefit obligations at end of year		Rp (13,242,000)	Rp (12,602,000)